MoA Clear Passage 2055 Fund Expense Example - MoA Clear Passage 2055 Fund - MoA Clear Passage 2055 Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	265
Expense Example, with Redemption, 10 Years	$ 596